Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental cash flow information
Summary of Supplemental cash flow information
	December 31, 2024	December 31, 2023
	$	$
Change in accrued other assets	(268,414)	271,029
Change in accrued interest expense on Facility	21,563
Change in accrued deferred royalty acquisitions	-	(69,675)
Reclassification of prepaid expenses to share issue costs	-	179,043
Change in accrued dividends	-	102,253
Share issuances for royalty acquisitions and milestone payments	-	2,821,454